STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS

NOTE 4. STOCK OPTIONS

As of June 30, 2025 there were 964,286 options outstanding. The Company does not have an adopted option plan and can issue stock options up to the amount of authorized shares that are not issued and outstanding as of June 30, 2025.

We have granted non-qualified stock options to employees and contractors. All non-qualified options are generally issued with an exercise price no less than the fair value of the common stock on the date of the grant as determined by our Board of Directors. Options typically may be exercised up to ten years following the date of the grant, with vesting schedules determined by us upon grant. Vesting schedules vary by grant, with some fully vesting immediately upon grant to others that ratably vest over a period of time up to five years. Standard vested options may be exercised up to three months following date of termination of the relationship unless alternate terms are specified at grant. The fair values of options are determined using the Black-Scholes option-pricing model. Forfeitures are accounted for as they occur. The estimated fair value of options is recognized as expense on the straight-line basis over the options’ vesting periods. At June 30, 2025, we had approximately $3.9 million unrecognized stock-based compensation related to stock options expected to be recognized over the next 3.3 years on a weighted average.

Stock option transactions during the period ended June 30, 2025 were as follows:

	Shares	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)

Outstanding at December 31, 2024	966,072	$102.75	9.0	$-
Options Granted	-	-
Options Exercised	-	-
Options Forfeited or Cancelled	(1,786)	14.70
Options Expired	-	-
Outstanding and Vested or Expected to Vest at June 30, 2025	964,286	102.91	8.5	-
Options Exercisable at June 30, 2025	386,429	28.35	8.1	$-

No options were exercised during the period ended June 30, 2025.

We recognized stock compensation of $554,000 and $558,080 related to stock options for the six months ended June 30, 2025 and 2024, respectively, including $289,000 and $64,300 related to stock options for the three months ended June 30, 2025 and 2024, respectively.

NOTE 4. STOCK OPTIONS

As of December 31, 2024 and December 31, 2023, there were 966,072 and 300,000 options outstanding, respectively. The Company does not have an adopted option plan and can issue stock options up to the amount of authorized shares that are not issued and outstanding as of December 31, 2024.

We have granted non-qualified stock options to employees and contractors. All non-qualified options are generally issued with an exercise price no less than the fair value of the common stock on the date of the grant as determined by our Board of Directors. Options typically may be exercised up to ten years following the date of the grant, with vesting schedules determined by us upon grant. Vesting schedules vary by grant, with some fully vesting immediately upon grant to others that ratably vest over a period of time up to five years. Standard vested options may be exercised up to three months following date of termination of the relationship unless alternate terms are specified at grant. The fair values of options are determined using the Black-Scholes option-pricing model. Forfeitures are accounted for as they occur. The estimated fair value of options is recognized as expense on the straight-line basis over the options’ vesting periods. At December 31, 2024, we had approximately $4.6 million unrecognized stock-based compensation related to stock options expected to be recognized over the next 2.2 years on a weighted average.

Stock option transactions during the year ended December 31, 2024 were as follows:

	As of December 31, 2024
	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	300,000	$4.32
Granted	801,429	131.14
Exercised	-	-
Forfeited or Cancelled	(135,357)	54.20
Outstanding and Vested or Expected to Vest at End of Year	966,072	102.75
Options Exercisable at Year-End	219,643	4.90

The Black-Scholes option pricing model, used to estimate fair value of the option awards, requires the use of the following assumptions:

● Fair value of common stock. The fair value of the common stock is the Company’s closing price per share on the OTC listing at the grant date.

● Expected Term. The expected term of options granted represents the period of time that the options are expected to be outstanding. Due to the lack of historical exercise history, the expected term of the Company’s stock options has been determined by calculating the midpoint of the contractual term of the options and the weighted-average vesting period.

● Expected Volatility. The expected stock price volatility assumption was determined by examining the historical volatilities for industry peers, as the Company did not have any trading history for the common stock. The Company will continue to analyze the historical stock price volatility and expected term assumption as more historical data for the common stock becomes available.

● Risk-Free Interest Rate. The risk-free interest rate assumption is based on the U.S. Treasury instrument whose term was consistent with the expected term of the Company’s stock options.

● Dividends. The Company has not paid any cash dividends on common stock since inception and does not anticipate paying any dividends in the foreseeable future. Consequently, an expected dividend yield of zero was used.

The fair value of options granted was estimated using the Black-Scholes valuation model using the following assumptions for the years ended December 31, 2024 and 2023, respectively:

	Year ended December 31,
	2024	2023
Expected volatility	99%	101%
Expected dividend yield	—%	—%
Expected term (in years)	5.8-6.1	2.9 - 7.5
Risk-free interest rate	3.4% - 4.6%	4.0% - 4.7%

The fair value of options granted was estimated using the Black-Scholes valuation model using the following assumptions for the years ended December 31, 2024 and 2023, respectively:

Information with respect to stock options outstanding and exercisable at December 31, 2024 is as follows:

	Options Outstanding and Vested or Expected to Vest			Options Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2024	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2024	Weighted- Average Remaining Contractual Life
$3.50 - $210.00	966,072	9.0	$102.75	219,643	$8.3

Information with respect to stock options outstanding and exercisable at December 31, 2023 is as follows:

	Options Outstanding
Range of Exercise Prices	Number Outstanding at December 31, 2023	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
$3.50 - $9.80	300,000	8.3	$4.32

Aggregate intrinsic value represents the difference between the fair value of the underlying common stock and the exercise price. The intrinsic value of options outstanding at December 31, 2023 was $1.0 million. The intrinsic value of options outstanding and vested or expected to vest and exercisable at December 31, 2024 was $0 million and $1.0 million, respectively. The weighted-average grant date fair value of options granted for the years ended December 31, 2024 and 2023, was $6.88 and $2.18, respectively. No options were exercised during the year ended December 31, 2024 and 2023.

During preparation of the 2024 financial statements, management discovered two immaterial errors in the 2023 results: (i) stock-based compensation had been understated by $108,725, and (ii) $89,234 of costs originally shown as “common stock issued for services” should have been included in stock-based compensation. The corrections were recorded through a revision rather than a re-issuance of prior statements because the combined effect was not material to any period. After the adjustments, stock-based compensation for 2023 totals $378,559 (previously $269,834), total operating expenses are $927,726 (previously $819,001), and net loss is $920,418 instead of $811,693. Accumulated deficit at 31 December 2023 increases to $2,017,012 (from $1,908,287), and basic and diluted loss per share for 2023 changes from $0.18 to $0.20. The revisions have no impact on net cash used in operating activities; the change simply reclassifies amounts within the operating section of the statement of cash flows. All share and per-share figures give effect to the 1-for-140 reverse stock split completed on 3 February 2025.